Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

License Agreements

The Company has entered into several license agreements (see Note 9). In connection with these agreements the Company is required to make a number of milestone payments and annual license maintenance payments. The Company evaluated all milestone payments within the arrangements to estimate the probability of the Company meeting the milestones in accordance with ASC 450, Contingencies. The Company concluded that, as of December 31, 2017 and December 31, 2016, there were certain milestones for which the likelihood of achievement was probable, and as a result the associated milestone payments were accrued as of December 31, 2017 and December 31, 2016.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of December 31, 2017 and 2016.

Leases

The Company’s corporate headquarters is located on Euston Road, London, United Kingdom, for which, as of December 31, 2017 and 2016, the Company leased space under a cancelable lease that can be terminated by either party with three months’ advanced notice. The lease was executed with The Wellcome Trust, which is the prior holding company of Syncona. Syncona is the principal investor in the Company. The lease related to this facility is classified as an operating lease.

The Company entered into a noncancelable sublease on January 10, 2017 for a facility in Lexington, Massachusetts with GeNO LLC for its U.S. operations. The lease related to the facility commenced on February 1, 2017 and is scheduled to terminate in June 2020. The lease is classified as an operating lease. The Company is committed to making aggregate lease payments of $86,000 in 2018, $89,000 in 2019 and $46,000 in 2020.

The Company recorded rent expense totaling $205,000, $138,000 and $106,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with its Articles of Association, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.

Credit Arrangement

The Company has a line of credit arrangement with a bank that allows the Company to submit payments up to £300,000 per month through the Bankers Automated Clearing Services (BACS) system. The arrangement does not require the Company to pay any interest or fees and will remain effective until terminated by either party. At December 31, 2017 and December 31, 2016, there were no amounts outstanding under the arrangement.